Other reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (25,735)
Reclassified to income		417
Share of joint ventures and associates	$ 21	(106)	$ 77
Other comprehensive income/(loss) for the period	2,080	6,073	(1,842)
Less: non-controlling interest	621	468	136
Ending balance			(25,735)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(19,646)	(25,735)	(24,173)
Recognised in other comprehensive income	3,616	8,745	(2,567)
Reclassified to income	(106)		(115)
Reclassified to the balance sheet	(81)	(13)	16
Reclassified to retained earnings	(34)	(45)	270
Tax on amounts recognised/reclassified	(1,370)	(2,970)	747
Total, net of tax	2,025	6,134	(1,649)
Share of joint ventures and associates	21	(106)	77
Other comprehensive income/(loss) for the period	2,046	6,028	(1,572)
Less: non-controlling interest	(56)	61	10
Attributable to Shell plc shareholders	1,990	6,089	(1,562)
Ending balance	(17,656)	(19,646)	(25,735)
Currency translation differences
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(9,563)	(8,175)	(9,415)
Recognised in other comprehensive income	(3,422)	(1,841)	1,204
Reclassified to income	437	368	(28)
Tax on amounts recognised/reclassified	(1)	60	3
Total, net of tax	(2,986)	(1,413)	1,179
Share of joint ventures and associates	30	(36)	51
Other comprehensive income/(loss) for the period	(2,956)	(1,449)	1,230
Less: non-controlling interest	(71)	61	10
Attributable to Shell plc shareholders	(3,027)	(1,388)	1,240
Ending balance	(12,590)	(9,563)	(8,175)
Equity instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,294	1,144	793
Recognised in other comprehensive income	(524)	180	68
Reclassified to retained earnings	(32)	(45)	169
Tax on amounts recognised/reclassified	33	(35)	(4)
Total, net of tax	(523)	100	233
Share of joint ventures and associates	(283)	50	118
Other comprehensive income/(loss) for the period	(806)	150	351
Less: non-controlling interest	(1)
Attributable to Shell plc shareholders	(807)	150	351
Ending balance	487	1,294	1,144
Debt instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	3	31	8
Recognised in other comprehensive income	(90)	(23)	31
Reclassified to income	12	(5)	(8)
Total, net of tax	(78)	(28)	23
Other comprehensive income/(loss) for the period	(78)	(28)	23
Attributable to Shell plc shareholders	(78)	(28)	23
Ending balance	(75)	3	31
Cash flow hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(536)	(485)	(233)
Recognised in other comprehensive income	426	88	(9)
Reclassified to income	(636)	(38)	(173)
Reclassified to the balance sheet	(81)	(13)	16
Tax on amounts recognised/reclassified	59	(16)	6
Total, net of tax	(232)	21	(160)
Share of joint ventures and associates	244	(72)	(92)
Other comprehensive income/(loss) for the period	12	(51)	(252)
Attributable to Shell plc shareholders	12	(51)	(252)
Ending balance	(524)	(536)	(485)
Net investment hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(2,144)	(2,439)	(2,016)
Recognised in other comprehensive income	180	295	(423)
Total, net of tax	180	295	(423)
Other comprehensive income/(loss) for the period	180	295	(423)
Attributable to Shell plc shareholders	180	295	(423)
Ending balance	(1,964)	(2,144)	(2,439)
Deferred cost of hedging
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(226)	(187)	(287)
Recognised in other comprehensive income	64	(145)	17
Reclassified to income	81	92	94
Tax on amounts recognised/reclassified	55	14	(11)
Total, net of tax	200	(39)	100
Other comprehensive income/(loss) for the period	200	(39)	100
Attributable to Shell plc shareholders	200	(39)	100
Ending balance	(26)	(226)	(187)
Retirement benefits remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(8,474)	(15,624)	(13,023)
Recognised in other comprehensive income	6,982	10,191	(3,455)
Reclassified to retained earnings	(2)		101
Tax on amounts recognised/reclassified	(1,516)	(2,993)	753
Total, net of tax	5,464	7,198	(2,601)
Share of joint ventures and associates	30	(48)
Other comprehensive income/(loss) for the period	5,494	7,150	(2,601)
Less: non-controlling interest	16
Attributable to Shell plc shareholders	5,510	7,150	(2,601)
Ending balance	$ (2,964)	$ (8,474)	$ (15,624)